Income Tax - Summary of Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	$ 2,114
Recognized in profit or loss	(58)	$ 1,960
Recognized in OCI		7
Currency translation differences	(66)	147
Deferred tax liability (asset) at end of period	1,990	2,114
Deferred tax assets	2,636	2,435
Deferred tax liabilities	(646)	(321)
Depreciation & Amortization
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	288
Recognized in profit or loss	(309)	268
Currency translation differences	(8)	20
Deferred tax liability (asset) at end of period	(29)	288
Deferred tax assets		288
Deferred tax liabilities	(29)
Bad debt Reserves
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	433
Recognized in profit or loss	(65)	403
Currency translation differences	(27)	30
Deferred tax liability (asset) at end of period	341	433
Deferred tax assets	341	433
Accrued Pension
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	35
Recognized in profit or loss	12	33
Recognized in OCI		7
Currency translation differences	(3)	(5)
Deferred tax liability (asset) at end of period	44	35
Deferred tax assets	44	35
ROU Asset
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	(311)
Recognized in profit or loss	(34)	(289)
Currency translation differences	(7)	(22)
Deferred tax liability (asset) at end of period	(352)	(311)
Deferred tax liabilities	(352)	(311)
Lease Liability
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	301
Recognized in profit or loss	331	280
Currency translation differences	(2)	21
Deferred tax liability (asset) at end of period	630	301
Deferred tax assets	630	301
Other
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	(10)
Recognized in profit or loss	38	(17)
Currency translation differences	68	7
Deferred tax liability (asset) at end of period	96	(10)
Deferred tax assets	361
Deferred tax liabilities	(265)	(10)
Net Operating Loss Carryforward
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Deferred tax liability (asset) at beginning of period	1,378
Recognized in profit or loss	(31)	1,282
Currency translation differences	(87)	96
Deferred tax liability (asset) at end of period	1,260	1,378
Deferred tax assets	$ 1,260	$ 1,378